May 19, 2006
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-7010

RE:	Erie Family Life Insurance Company
Schedule 13E-3 filed by Erie Acquisition Inc., Erie Indemnity Company and Erie
Insurance Exchange, Filed April 27, 2006
File No. 005-81692

Schedule TO filed by Erie Acquisition Inc., Erie Indemnity Company and Erie
Insurance Exchange, Filed April 27, 2006
File No. 005-81692

Ladies and Gentlemen:
     Erie Acquisition Inc., Erie Indemnity Company and Erie Insurance Exchange (together, the “Filing Persons”) filed the above-referenced Tender Offer Statement and Rule 13e-3 Transaction Statement under cover of Schedule TO.
     The Filing Persons represent that:
     1. The Filing Persons are responsible for the adequacy and accuracy of the disclosure in the filing.
     2. Staff comments or changes to disclosure in response to staff comments do not foreclose the Securities and Exchange Commission (the “Commission”) from taking any action with respect to the filing; and
     3. The Filing Persons may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely, ERIE ACQUISITION INC. ERIE INDEMNITY COMPANY, for itself and as Attorney-In-Fact for Erie Insurance Exchange
By:	/s/ Jeffrey A. Ludrof
Jeffrey A. Ludrof, President and
Chief Executive Officer